FINANCIAL INSTRUMENTS (Schedule of Sensitivity Analysis) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Profit or loss	₪ 1,881	₪ 3,609
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Profit or loss	₪ 240	₪ (277)